Income Tax (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Valuation allowance	$ 102,936		$ 1,214,578	$ 217,958
Change in valuation allowance	(1,111,642)	133,702	996,620	(403)
PRC [Member]
Income Tax Examination [Line Items]
Statutory income tax rate	25.00%		25.00%
Net operating loss carry-forwards	681,272		883,185
Net operating loss carry-forwards, expiration date	Dec. 31, 2013		Dec. 31, 2013
Hong Kong [Member]
Income Tax Examination [Line Items]
Statutory income tax rate	16.50%		16.50%
United States [Member]
Income Tax Examination [Line Items]
Net operating loss carry-forwards	$ 1,923,997		$ 1,821,061
Net operating loss carry-forwards, expiration date	Dec. 31, 2030		Dec. 31, 2030